Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of income (loss) before income taxes

Income (loss) before income taxes consists of:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
PRC	(325,686)	(490,025)	(261,306)	(37,886)
Non-PRC	833,933	150,454	(284,474)	(41,244)
Total	508,247	(339,571)	(545,780)	(79,130)

Schedule of current and deferred portions of income tax expenses

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current income tax expenses	106,718	12,713	(12,208)	(1,770)
Deferred income tax (benefits) expenses	(9,628)	920	(12,881)	(1,868)
Income tax expenses (benefits)	97,090	13,633	(25,089)	(3,638)

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Income (Loss) before income tax	508,247	(339,571)	(545,780)	(79,130)
Income tax expenses (benefits) computed at the PRC statutory tax rate of 25%	127,062	(84,894)	(136,445)	(19,783)
Effect of different tax rates in different jurisdictions	(150,466)	(16,764)	49,280	7,145
Effect of tax holiday and preferential tax rates	18,671	44,909	4,908	712
Research and development super-deduction	(46,153)	(12,660)	(9,361)	(1,357)
Non-taxable income(i)	(44,177)	(25,713)	(2,809)	(407)
Non-deductible expenses(ii)	21,681	8,614	1,783	259
Effect of change in tax rate	—	(12,327)	(106,824)	(15,488)
Outside basis difference on investment	(17,482)	63	(3,800)	(551)
Changes in uncertain tax position	112,590	(9,453)	(11,903)	(1,726)
Withholding tax and others	(15,320)	27,977	(4,345)	(631)
Changes in valuation allowance	90,684	93,881	194,427	28,189
Income tax expenses (benefits)	97,090	13,633	(25,089)	(3,638)

(i)
Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)
Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Schedule of deferred tax assets and deferred tax liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	316,845	411,544	59,668
Equity investment loss	73,035	157,319	22,809
Allowance for credit losses	28,476	36,089	5,232
Intangible assets and accrued expenses	8,953	8,687	1,259
Share-based compensation	1,654	263	38
Fixed assets depreciation	235	—	—
Intercompany transfer of long-lived assets	1,181	681	99
Others	9,562	32,448	4,706
Valuation allowance	(422,837)	(617,264)	(89,495)
Deferred tax assets	17,104	29,767	4,316
Deferred tax liabilities:
Outside basis difference on investment	54,893	55,770	8,086
Equity method investment and unrealized gains	6,322	1,813	263
Right-of-use asset and others	69	8,617	1,249
Deferred tax liabilities	61,284	66,200	9,598

	As of December 31,
	2022
	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	19,337	2,804
Deferred tax liabilities	55,770	8,086

Reconciliation of the beginning and ending amount of unrecognized tax benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2021	2022
	RMB	RMB	US$
Balance at January 1	179,492	177,526	25,739
Additions based on tax positions related to current year	2,040	588	85
Reversal based on tax positions related to prior years	(4,006)	(17,643)	(2,558)
Foreign exchange translation adjustments	—	12,086	1,752
Balance at December 31	177,526	172,557	25,018